TRADE AND OTHER RECEIVABLES - Additional Information (Details)	1 Months Ended	12 Months Ended
	Oct. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€) lease	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Sep. 30, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 6,100,000
Loans receivable fair value at initial recognition	€ 27,400,000				€ 28,664,736
Carrying amount of loan derecognized					€ 32,291,894
Loss on refinancing of RSP loans		3,628,000	€ 0	€ 0
Decrease through write-off, financial assets		11,086,000
Change in estimate of the repayment for the loans maturing		1,475,454
Research And Development Expenditure Credit Recognized In Profit (Loss)		3,472,979	0
Small And Medium Enterprise Research And Development Credit			13,252,206
Employee Loans Maturing 2027 | Level 3
Disclosure of detailed information about borrowings [line items]
Financial assets, at fair value		18,188,945
Employee Loans Maturing 2030 | Level 3
Disclosure of detailed information about borrowings [line items]
Financial assets, at fair value		2,074,172
Cost | Assets under construction
Disclosure of detailed information about borrowings [line items]
Grants and research and development tax incentives and grants		€ 14,031,310	€ 6,728,861
Interest free 12-month loans
Disclosure of detailed information about borrowings [line items]
Notional amount	38,257,000
Borrowings, maturity		12 months
10-year 1.12%
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 2,451,000
Borrowings, maturity	10 years
Borrowings, interest rate	1.12%
10-year 1.50%
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 1,402,000
Borrowings, maturity		10
Borrowings, interest rate	1.50%
Interest free 10-year loans
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 476,000
Borrowings, maturity	10 years
Bottom of range
Disclosure of detailed information about borrowings [line items]
Lease term , leases with cash guarantees and deposits | lease		2
Top of range
Disclosure of detailed information about borrowings [line items]
Lease term , leases with cash guarantees and deposits | lease		15